SHAREHOLDERS’ EQUITY - Narrative (Details) - $ / shares	Dec. 31, 2025	Oct. 21, 2025	Dec. 31, 2024	Jun. 07, 2024
Stockholders' Equity Note [Abstract]
Common shares, shares authorized (in shares)	750,000,000		750,000,000
Common shares, par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred shares, shares authorized (in shares)	100,000,000
Preference shares par value (in Dollars per share)	$ 0.01
Common shares, shares issued (in shares)	42,842,216		45,108,936
Share repurchase program, authorized maximum (in shares)		5,000,000		7,500,000